Short term investments	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Short term investments

Note 5 — Short term investments

Short term investments consist of the following:

	Carrying Value at December 31, 2022	Fair Value Measurement at December 31, 2022
		Level 1	Level 2	Level 3
Short term investments	$6,704,029	$—	$—	$6,704,029

	Carrying Value at December 31, 2021	Fair Value Measurement at December 31, 2021
		Level 1	Level 2	Level 3
Short term investments	$7,091,939	$—	$—	$7,091,939

Short-term investments are investments in wealth management product with underlying in bonds offered by private entities and other equity and debt products. The investments can be redeemed upon three months’ notice and their carrying values approximate their fair values. Gain (loss) from short term investments for the years ended December 31, 2022 and 2021 amounted to ($387,910) and $165,713, respectively. There were no short term investments for the year ended December 31, 2020.